Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Schedule of weighted-average assumptions used in the Black-Scholes option pricing model

	Year Ended December 31,
	2012	2011
Expected common stock price volatility	81%	79%
Risk-free interest rate	0.94% - 1.77%	1.72% - 2.38%
Expected term of options (years)	6.6	6.7
Expected annual dividend per share	$—	$—